Secured Term Loan Facilities and Revolving Credit Facilities - Schedule of Annual Principal Payments to Term Loans and Revolving Credit Facilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Maturities of Long-term Debt [Abstract]
Due within one year		$ 151,586	$ 67,936
Due in two years		229,460	124,479
Due in three years		209,633	202,353
Due in four years		92,381	175,413
Due in five years		50,403	54,388
Due in more than five years	[1]	82,479	61,361
Total		815,942	685,930
Less: current portion		151,586	67,936
Secured term loan facilities and revolving credit facility, non-current portion	[1],[2]	$ 664,356	$ 617,994

[1]	Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity (Please read Note 10—Variable Interest Entities to our consolidated financial statements)
[2]	Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity Please read Note 10—Variable Interest Entities to our consolidated financial statements.